Revenue From Contracts With Customers, Contract Liabilities And Remaining Performance Obligations - Summary Of Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Non-current	$ 1,000	$ 1,000
Current	935	455
Total	$ 1,935	$ 1,455